Revenue Recognition (Details) - Schedule of Trading Gains (Loss) Breakdown - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Trading Gains Loss Breakdown [Abstract]
CFD trading gains/(losses)	$ 8,128,247	$ (7,589,240)
TRS trading gains/(losses)	312,327	(3,014,475)
Other trading losses	(621,755)	428,682
Total	7,818,819	(10,175,033)
Trading gains (losses)	$ 7,818,819	$ (10,175,033)